Leases - Summary of Right-of-use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 18,313	¥ 3,864
Additions	7,968	17,986
Depreciation charge	(6,515)	(3,537)
Closing net book amount	19,766	18,313
Cost	32,319	24,351
Accumulated depreciation	(12,553)	(6,038)
Net book value	19,766	18,313
Office Building [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	18,313	3,864
Additions		17,986
Depreciation charge	(4,523)	(3,537)
Closing net book amount	13,790	18,313
Cost	24,351	24,351
Accumulated depreciation	(10,561)	(6,038)
Net book value	13,790	¥ 18,313
Charging Stations [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	7,968
Depreciation charge	(1,992)
Closing net book amount	5,976
Cost	7,968
Accumulated depreciation	(1,992)
Net book value	¥ 5,976